Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
GOODWILL
9.	GOODWILL

Goodwill is comprised of the following:

The changes in the carrying amount of goodwill are as follows:

	2009	2010
	(RMB)	(RMB)	(US$)
Goodwill from the acquisition of Snow Wolf Software	6,224,587	6,224,587	943,118
Goodwill from the acquisition of Julun Network (Note 3)	—	15,977,373	2,420,815

Balance as of December 31	6,224,587	22,201,960	3,363,933

As of December 31, 2009 and 2010, the Company assessed impairment on its goodwill derived from the acquisition of Snow Wolf Software and Julun Network (Note 3). No impairment loss was recognized in any of the periods presented.